Short-term borrowings	6 Months Ended
Jun. 30, 2020
Short-term borrowings
Short-term borrowings

13.Short-term borrowings

On June 25, 2018, Zai Lab (Suzhou) Co., Ltd. entered into a three-year revolving loan facility agreement of RMB25,000 with a local commercial bank, and the outstanding borrowing under this agreement was RMB25,000 as of June 30, 2020, which will be due in remainder months of 2020. The borrowing is guaranteed by Zai Lab

(Shanghai) Co., Ltd., with an average interest rate of 4.785%. The agreement does not contain any financial covenants or restrictions. In the first half of 2019, Zai Lab (Suzhou) Co., Ltd. drew down RMB5,000 (unaudited) of this loan and repaid outstanding principal of RMB5,000 (unaudited). Zai Lab (Suzhou) Co., Ltd. further drew down RMB25,000 and repaid the outstanding principal of RMB20,000 during the second half of 2019. For the six months ended June 30, 2020, there was no drawdown nor repayment.

On December 12, 2018, Zai Biopharmaceutical (Suzhou) Co. Ltd. entered into a three-year facility agreement for RMB40,000 with a local commercial bank, the outstanding borrowing under this agreement was RMB5,000 as of June 30, 2020, which will be due in 2020. The borrowing is guaranteed by Zai Lab (Shanghai) Co., Ltd., with average interest rate of 4.785%. The agreement does not contain any financial covenants or restrictions. For the six months ended June 30, 2019, Zai Biopharmaceutical (Suzhou) Co. Ltd. drew down RMB15,000 (unaudited) of this loan. For the six months ended June 30, 2020, Zai Biopharmaceutical (Suzhou) Co. Ltd. repaid RMB15,000 of this loan.